Note 13 - Options (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Shares Underlying
	Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares		Average	Weighted	Shares	Weighted
	Underlying		Remaining	Average	Underlying	Average
	Options	Range of	Contractual	Exercise	Options	Exercise
	Outstanding	Exercise Prices	Life (in years)	Price	Exercisable	Price
December 31, 2022	590,991	2.355 -195.0000	8.1	$4.53	160,199	$5.02
December 31, 2023	2,620,813	2.355 -195.0000	6.6	$19.38	271,259	$4.69

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted
		Average	Average
	Number	Exercise	Intrinsic
	of Shares	Prices	Value
Balance, December 31, 2021	541,187	$6.77
Options granted	137,597	2.99
Options cancelled	(87,793)	(7.11)
Balance, December 31, 2022	590,991	$4.53	$2,677,189
Options granted	2,050,905	23.55
Options cancelled	(21,083)	(2.84)
Balance, December 31, 2023	2,620,813	$19.38	$50,802,052

Exercisable, December 31, 2023	271,259	$4.69	$1,272,205